Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss per share
Net loss for the year	$ 28,569	$ 28,669
Weighted average number of common shares	21,182,558	20,829,861
Basic loss per share	$ 1.35	$ 1.38
Diluted loss per share	$ 1.35	$ 1.38
Exercisable	1,218,581	1,771,243
Share option
Loss per share
Anti dilutive instruments not included in calculation of diluted loss per share	1,474,809	1,511,773
RSU
Loss per share
Anti dilutive instruments not included in calculation of diluted loss per share	493,396	443,681
DSU
Loss per share
Anti dilutive instruments not included in calculation of diluted loss per share	75,000	60,000
Warrants
Loss per share
Anti dilutive instruments not included in calculation of diluted loss per share	0	772,270